Organization and business (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Restructuring Cost and Reserve [Line Items]
Schedule of principal subsidiaries

The Company’s principal subsidiaries at March 31, 2025, are set out below:

			Percentage of ownership held by the Company
Company Name	Place of incorporation	Principal activities	Directly	Indirectly
Seamless Group Inc.	Cayman Islands	Investment holding	100%
Dynamic Investment Holdings Limited	Cayman Islands	Investment holding		100%
Bagus Fintech Pte. Ltd.	Singapore	Providing business center services	—	100%
CURRENC Capital Inc.	Cayman Islands	Investment holding	100%	—
CURRENC US INC.	United States	Investment holding	100%	—
CURRENC Power Inc.	Cayman Islands	Investment holding	100%	—
Seamless AI Inc.	BVI	Investment holding	—	51%
Seamless Lab Limited	Hong Kong	Development of AI call center and system integration	—	51%
CURR-ARC GP Limited	Hong Kong	Acting as General Partner of Limited Partnership Fung	—	100%
CURR-ARC AI Fund 1 LPF	Hong Kong	Limited Partnership Fund	—	100%
Tranglo Sdn. Bhd.	Malaysia	Provision of international airtime reload, international money transfer services, its related implementation, technical and maintenance services	—	60%
PT Tranglo Indonesia	Indonesia	Operating money remittance business	—	60%
PT Tranglo Solusindo	Indonesia	Providing and sourcing airtime and other related services	—	60%
Tranglo (MEA) Limited	Hong Kong	Providing and sourcing airtime and other related services	—	60%
Tranglo Europe Ltd	United Kingdom	Operating money remittance business	—	60%
Tranglo Pte. Ltd.	Singapore	Operating money remittance business	—	60%
Treatsup Sdn. Bhd.	Malaysia	Research, development and commercialisation of Treatsup application and provision of implementation, technical services and maintenance related to the application	—	60%
Dynamic Indonesia Holdings Limited	Cayman Islands	Investment holding	—	100%

CURRENC GROUP INC. AND SUBSIDIARIES

NOTES TO THE CONDENSED CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

1 Organization and business (continued)

Dynamic Indonesia Pte. Ltd.	Singapore	Retail sales via the internet and development of other software and programming activities	—	82.0%
PT Dynamic Wallet Indonesia	Indonesia	Business operations have not commenced	—	82.2%
PT Walletku Indompet Indonesia	Indonesia	(i) Retail commerce through media, for textile commodities, clothing, footwear and personal needs, (ii) web portal and/or digital platforms for commercial purposes, and (iii) software publisher	—	82.2%

The Company’s principal subsidiaries at December 31, 2024 are set out below:

			Percentage of ownership held by the Company
Company Name	Place of incorporation	Principal activities	Directly	Indirectly
Seamless Group Inc.	Cayman Islands	Investment holding	100%
Dynamic Investment Holdings Limited	Cayman Islands	Investment holding		100%
Bagus Fintech Pte. Ltd.	Singapore	Providing business center services	-	100%
Dynamic (Asia) Holdings Limited	Cayman Islands	Investment holding	-	100%
Seamless AI Inc.	BVI	Investment holding	-	51%
Seamless Lab Limited	Hong Kong	Development of AI call center and system integration	-	51%
Tranglo Sdn. Bhd.	Malaysia	Provision of international airtime reload, international money transfer services, its related implementation, technical and maintenance services	-	60%
PT Tranglo Indonesia	Indonesia	Operating money remittance business	-	60%
PT Tranglo Solusindo	Indonesia	Providing and sourcing airtime and other related services	-	60%
Tranglo (MEA) Limited	Hong Kong	Providing and sourcing airtime and other related services	-	60%
Tranglo Europe Ltd	United Kingdom	Operating money remittance business	-	60%
Tranglo Pte. Ltd.	Singapore	Operating money remittance business	-	60%
Treatsup Sdn. Bhd.	Malaysia	Research, development and commercialisation of Treatsup application and provision of implementation, technical services and maintenance related to the application	-	60%
Dynamic Indonesia Holdings Limited	Cayman Islands	Investment holding	-	100%
Dynamic Indonesia Pte. Ltd.	Singapore	Retail sales via the internet and development of other software and programming activities	-	82.0%
PT Dynamic Wallet Indonesia	Indonesia	Business operations have not commenced	-	82.2%
PT Walletku Indompet Indonesia	Indonesia	(i) Retail commerce through media, for textile commodities, clothing, footwear and personal needs, (ii) web portal and/or digital platforms for commercial purposes, and (iii) software publisher	-	82.2%

Seamless Group Inc [Member]
Restructuring Cost and Reserve [Line Items]
Schedule of principal subsidiaries

The Company’s principal subsidiaries at December 31, 2023 are set out below:

			Percentage of ownership held by the Company
Company Name	Place of incorporation	Principal activities	Directly	Indirectly
Dynamic Investment Holdings Limited	Cayman Islands	Investment holding	100%	-
Dynamic (Asia) Group Inc.	British Virgin Islands	Investment holding	-	100%
TNG (Asia) Limited	Hong Kong	Provision of mobile electronic wallet	100%	-
Tranglo Sdn. Bhd.	Malaysia	Provision of international airtime reload, international money transfer services, its related implementation, technical and maintenance services	-	60%
未來網絡科技投資股份有限公司	Taiwan	Investment holding	-	100%
GEA Holdings Limited	Cayman Islands	Investment holding	-	100%
GEA Limited	Hong Kong	Operating a global fund transfer platform for financial institutions, e-wallet operators and other participants	-	100%
GEA Pte Ltd.	Singapore	Transaction and payment processing services	-	100%
Bagus Fintech Pte. Ltd.	Singapore	Providing business center services	-	100%
Dynamic (Asia) Holdings Limited	Cayman Islands	Investment holding	-	100%
Dynamic FinTech Group (HK) Limited	Hong Kong	Provision of corporate governance consultancy, management and advisory services	-	100%
Tranglo Holdings Limited	Cayman Islands	Investment holding	-	100%
The WSF Group Holdings Limited	British Virgin Islands	Investment holding	-	100%
The Wall Street Factory Limited	Hong Kong	Providing business center services	-	100%
Bagus Financial Services Limited	Hong Kong	Provision of IR services and PR function events	-	100%

SEAMLESS GROUP INC. AND SUBSIDIARIES

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

1	Organization and business (Continued)

			Percentage of ownership held by the Company
Company Name	Place of incorporation	Principal activities	Directly	Indirectly
PT Tranglo Indonesia	Indonesia	Operating money remittance business	-	60%
PT Tranglo Solusindo	Indonesia	Providing and sourcing airtime and other related services	-	60%
Tranglo (MEA) Limited	Hong Kong	Providing and sourcing airtime and other related services	-	60%
Tranglo Europe Ltd	United Kingdom	Operating money remittance business	-	60%
Tranglo Pte. Ltd.	Singapore	Operating money remittance business	-	60%
Tik FX Malaysia Sdn. Bhd.	Malaysia	Dormant	-	60%
Treatsup Sdn. Bhd.	Malaysia	Research, development and commercialisation of Treatsup application and provision of implementation, technical services and maintenance related to the application	-	60%
Dynamic Indonesia Holdings Limited	Cayman Islands	Investment holding	-	59.2%
Dynamic Indonesia Pte. Ltd.	Singapore	Retail sales via the internet and development of other software and programming activities	-	49.8%
PT Dynamic Wallet Indonesia	Indonesia	Business operations have not commenced	-	49.9%
PT Walletku Indompet Indonesia	Indonesia	(i) Retail commerce through media, for textile commodities, clothing, footwear and personal needs, (ii) web portal and/or digital platforms for commercial purposes, and (iii) software publisher	-	49.9%

InFint Acquisition Corporation [Member]
Restructuring Cost and Reserve [Line Items]
Schedule of principal subsidiaries